Document and Entity Information	6 Months Ended
Jun. 30, 2013
Entity Information [Line Items]
Document Type	S-4/A
Amendment Flag	true
AmendmentDescription	Amendment No. 3 to FORM S-4 to update financial information from March 31, 2013 to June 30, 2013.
Document Period End Date	Jun. 30, 2013
Trading Symbol	TROX
Entity Registrant Name	Tronox Ltd
Entity Central Index Key	0001530804
Entity Filer Category	Non-accelerated Filer